Accrued expenses payable (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Accrued Expenses Payable

	2022	2021
Accruals and estimations	$4,167	$4,290
Labor related provisions	34,423	23,163
Liability for social security contributions	6,323	5,043
Other	—	271

	$44,913	$32,767